COMMITMENTS, CONTINGENCIES AND GUARANTEES - Operating Leases (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum Lease Payments
2016	CAD 354
2017	355
2018	270
2019	248
2020	185
2021 and thereafter	311
Minimum Lease Payments	1,723
Amounts Recoverable under Sub-leases
2016	46
2017	45
2018	26
2019	24
2020	20
2021 and thereafter	1
Amounts Recoverable under Sub-leases	162
Net Payments
2016	308
2017	310
2018	244
2019	224
2020	165
2021 and thereafter	310
Net Payments	1,561
Rent Expense
Net rental expense on operating leases	CAD 131	CAD 114	CAD 98
Minimum
Rent Expense
Operating leases optional renewable terms, low end of range	1 year
Maximum
Rent Expense
Operating leases optional renewable terms, low end of range	25 years